Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	May 31, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2017
Prospectus Date	rr_ProspectusDate	Jun. 01, 2017
James Alpha Macro Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA MACRO PORTFOLIO
Supplement [Text Block]	sat_SupplementTextBlock

JAMES ALPHA MACRO PORTFOLIO

a series of THE SARATOGA ADVANTAGE TRUST

CLASS I SHARES	(Ticker: GRRIX)
CLASS A SHARES	(Ticker: GRRAX)
CLASS C SHARES	(Ticker: GRRCX)

Supplement dated May 31, 2017 to the Prospectus

Dated December 31, 2016 (the “Prospectus”)

This supplement updates and supersedes any contrary information contained in the Prospectus.

Effective May 31, 2017, the Portfolio’s broad based securities market index changed from the Bank of America Merrill Lynch 3-Month Treasury Bill Index to the Bloomberg Barclays Global Aggregate Total Return Index (Value Unhedged USD). The Portfolio's new broad based securities market index was selected to provide an additional measure of comparison to the Portfolio’s performance.

Please retain this supplement for future reference.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 31, 2017, the Portfolio’s broad based securities market index changed from the Bank of America Merrill Lynch 3-Month Treasury Bill Index to the Bloomberg Barclays Global Aggregate Total Return Index (Value Unhedged USD).